Document and Entity Information	Feb. 03, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	UWM Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001783398
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	82-2124167
Entity Address, Address Line One	585 South Boulevard E
Entity Address, City or Town	Pontiac
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	(800)
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	UWMCWS
Security Exchange Name	NYSE